OTHER LIABILITIES - OTHER (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other liabilities consist of the following:
	December 31
(in US$ thousands)	2015	2016
Deferred tax liabilities (Note 23)	$1,712	$1,671
Other	10	—
	$1,722	$1,671